Equipment	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 4 - Equipment	Equipment consists of the following as at December 31, 2014 ($Nil in 2013):
		Accumulated
	Cost	Depreciation	Net

Computer	$2,365	$263	$2,102